Label	Element	Value
Schroder Emerging Markets Multi-Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000908802_SupplementTextBlock

SCHRODER SERIES TRUST

Schroder Emerging Markets Multi-Sector Bond Fund (the “Fund”)

Supplement dated May 20, 2014 to the Prospectus dated March 1, 2014

The following supplements the Fund’s Prospectus (“Prospectus”) to reflect a change in the Fund’s diversification status and the addition of Denis Parisien as a Portfolio Manager of the Fund.

Diversification

Effective July 1, 2014, the Fund will be classified as a “non-diversified” investment company and will no longer be a “diversified” investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Emerging Markets Multi-Sector Bond Fund
Strategy [Heading]	rr_StrategyHeading	The following sentence is hereby added to the last paragraph under the heading "Schroder Emerging Markets Multi-Sector Bond Fund - Principal Investment Strategies" on page 41 of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified mutual fund.
Risk [Heading]	rr_RiskHeading	The following paragraph is hereby added to the section "Schroder Emerging Markets Multi-Sector Bond Fund - Principal Risks" on page 42 of the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Non-Diversification Risk: a non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund;

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	a non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund;